Deposits (Schedule of Deposits) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Non-interest bearing	$ 184,210	$ 170,854	$ 159,918
Interest bearing		310,103	284,547
Savings		205,294	196,324
Certificates of deposit		148,265	145,968
Total deposits	$ 868,820	834,516	786,757
Certificates of deposit greater than $250,000		$ 23,900	$ 24,300